Leases	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Leases
Note 10 - Leases

1.	Material lease agreements entered into during the period

Ellomay Solar Italy Seven and Ellomay Solar Italy Nine each lease land in in the municipality of Masserano, Biella, Piemonte Region, Italy and Jesi, Ancona, Marche Region, Italy, respectively, from private lessors for a period of 31 years, on which they are constructing photovoltaic facilities. A right-of-use asset in the amount of €2,527 thousand has been recognized in the statement of financial position in respect of leases of land. A lease liability in the amount of €2,527 thousand has been recognized in the statement of financial position in respect of such leases of land, out of which an amount of €14 thousand has been recognized in short term liabilities.

2.	Right-of-use assets

	Gelderland	Italy	Spain	Talasol	Talmei Yosef	Pumped storage	Total
	€ in thousands
Cost

Balance as at January 1, 2023	46	8,733	2,314	7,183	1,331	10,413	30,020
Additions	-	2,527	155	867	72	83	3,704
Depreciation for the period	(13)	(139)	(64)	(227)	(28)	(220)	(691)
Other	-	(1,629)	-	-	-	-	(1,629)
Effect of changes in exchange rates	-	-	-	-	(118)	(683)	(801)
Balance as at June 30, 2023	33	9,492	2,405	7,823	1,257	9,593	30,603

3.	Lease liability

Maturity analysis of the company's lease liabilities

June 30, 2023
€ in thousands
Less than one year	775
One to five years	3,280
More than five years	19,663

Total	23,718

Current maturities of lease liability	775

Long-term lease liability	22,943